Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets
	December 31, 2024	December 31, 2023
ASSETS
Current assets
Cash	118,057	2,364
Due from subsidiaries	9,819,000	1,569,000
Advance to suppliers	4,950,000	5,000,000
Non-current assets
Investment in subsidiaries	$12,311,068	$13,813,334
Total assets	$27,198,125	$20,384,698
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$612,390	$182,611

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 450,000,000 shares authorized; 49,588,235 shares issued and outstanding as of December 31, 2024; 11,000,000 shares issued and outstanding as of December 31, 2023	4,959	1,100
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2024 and 2023	100	100
Additional paid-in capital	18,641,264	10,645,122
Retained earnings	9,184,408	10,300,385
Accumulated other comprehensive (loss) gain	(1,244,996)	(744,619)
Total shareholders’ equity	26,585,735	20,202,087
Total liabilities and shareholders’ equity	$27,198,125	$20,384,698

Schedule of Parent Company Statements of Comprehensive Income
	For the Years Ended December 31,
	2024	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES	$(1,115,977)	$1,218,714	$3,475,961
NET (LOSS) INCOME	(1,115,977)	1,218,714	3,475,961
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(500,376)	(360,677)	(611,144)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$(1,616,353)	$858,037	$2,864,817

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,115,977)	$1,218,714	$3,475,961
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(1,115,977)	1,218,714	3,475,961
Item not involving cash:
Provision for advance to suppliers	50,000	-	-
Changes in operating assets and liabilities:
Due from subsidiaries	(8,250,000)	(1,569,000)	-
Other current liabilities	(21,510)	20,510	(1,000)
Net cash used in operating activities	(8,335,596)	(1,716,329)	(150)

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	-	201,354	(4,201,354)
Advance for potential warehouse investment	-	(1,000,000)	-
Long-term investment	-	(3,900,000)	-
Net cash used in investing activities	-	(4,698,646)	(4,201,354)

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO	-	-	10,080,231
Proceeds from private placement	8,000,000	-	-
Proceeds from related party	2,081,165	-	-
Repayments to related party	(1,629,876)	-	-
Net cash provided in financing activities	8,451,289	-	10,080,231
EFFECT OF FOREIGN EXCHANGE	-	-	538,612
CHANGES IN CASH AND RESTRICTED CASH	115,693	(6,414,975)	6,417,339
CASH AND RESTRICTED CASH, beginning of year	2,364	6,417,339	-
CASH AND RESTRICTED CASH, end of year	$118,057	$2,364	6,417,339